Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Profit for the year	$ 49,667	$ 96,379	$ 111,068
Denominator:
Weighted average number of shares used in basic EPS	51,527,107	52,487,688	56,836,682
Earnings per share (US$) - basic	$ 0.96	$ 1.84	$ 1.95
Stock awards at US$ 0.001	543,270	651,320	359,587
Weighted average number of common shares for the purposes of diluted earnings per shares	52,070,377	53,139,008	57,196,269
Earnings per share (US$) - diluted	$ 0.95	$ 1.81	$ 1.94
Par value per share	$ 0.001	$ 0.001	$ 0.001